Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MAINSTAY EPOCH GLOBAL CHOICE FUND
Supplement [Text Block]	ck0001469192_SupplementTextBlock

MAINSTAY FUNDS TRUST

MAINSTAY EPOCH GLOBAL CHOICE FUND

(the “Fund”)

Supplement dated December 14, 2018 to the Summary Prospectus,

Prospectus, and Statement of Additional Information dated February 28, 2018, as supplemented

At a meeting held on December 10-12, 2018, the Board of Trustees approved an Agreement and Plan of Reorganization providing for the acquisition of the assets and liabilities of the Fund by MainStay Epoch Capital Growth Fund (the “Acquiring Fund”), each a series of MainStay Funds Trust, in exchange for shares of the Acquiring Fund, followed by the distribution of shares of the same class of the Acquiring Fund to the shareholders of the Fund and the complete liquidation of the Fund (the “Reorganization”).

The Reorganization does not require shareholder approval and you will not be asked to vote on the Reorganization. In February 2019, shareholders who own shares of the Fund as of the record date will receive an Information Statement/Prospectus containing further information regarding the Acquiring Fund and the Reorganization, which is scheduled to take place on or about February 28, 2019.

Supplement Closing [Text Block]	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.